SHARE-BASED COMPENSATION, RSAs/RSUs granted to Eligible Persons (Details) - RSAs and RSUs [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of RSAs/RSUs [Abstract]
Unvested, Beginning of Period (in shares)	9,652,231	8,129,220	9,341,928
Granted (in shares)	7,119,505	7,320,443	3,551,491
Vested (in shares)	(4,130,583)	(3,864,257)	(4,127,006)
Forfeited (in shares)	(1,786,921)	(1,933,175)	(637,193)
Unvested, End of period (in shares)	10,854,232	9,652,231	8,129,220	9,341,928
Weighted average grant date fair value [Abstract]
Unvested, Beginning of Period (in dollars per share)	$ 120.48	$ 137.76	$ 46.36
Granted (in dollars per share)	63.46	99.25	258.97
Vested (in dollars per share)	109.11	110.34	40.59
Forfeited (in dollars per share)	116.01	133.12	102.92
Unvested, End of period (in dollars per share)	$ 90.02	$ 120.48	$ 137.76	$ 46.36
Additional Disclosures [Abstract]
Weighted average remaining contractual life, Unvested	8 years 10 months 9 days	8 years 9 months 21 days	8 years 5 months 19 days	8 years 7 months 20 days
Aggregate intrinsic value, Unvested	$ 439,596	$ 502,206	$ 1,818,588	$ 1,859,511
Fair value of share options vested	450,703	$ 426,398	$ 167,507
Unrecognized share-based compensation cost	$ 977,151
Unrecognized share-based compensation, weighted-average vesting period	2 years 6 months 18 days